Summary of Significant Accounting Policies (Nature of Operations Narrative) (Details) $ in Millions	Dec. 31, 2018 CAD ($) MW Customers km
Emera Maine [Member] | Maine
Public Utilities, General Disclosures [Line Items]
Number Of Customers	159,000
Nova Scotia Power Inc. [Member] | Nova Scotia [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Customers	519,000
Emera (Caribbean) Incorporated Parent [Member] | Dominica Electricity Services Ltd. [Member] | BAHAMAS
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	51.90%
Number Of Customers	26,000
Emera (Caribbean) Incorporated Parent [Member] | Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	100.00%
Number Of Customers	19,000
Emera (Caribbean) Incorporated Parent [Member] | St. Lucia Electricity Services Limited [Member] | SAINT LUCIA
Public Utilities, General Disclosures [Line Items]
Indirect Ownership Percentage By Parent	19.10%
Emera (Caribbean) Incorporated Parent [Member] | The Barbados Light and Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Customers	130,000
Emera Inc | Bayside Power Limited Partnership [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	290
Emera Inc | Brooklyn Power Corporation [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	30
Emera Inc | Emera Brunswick Pipeline Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	145
Emera Inc | Emera Energy Services [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	1,115
Emera Inc | Bear Swamp Power Company LLC [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	600
Emera Inc | Bear Swamp Power Company LLC [Member] | Massachusetts
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Emera Newfoundland and Labrador Holdings Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	824
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Maritimes and Northeast Pipline [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	1,400
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Maritimes and Northeast Pipline [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	12.90%
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | NSP Maritime Link Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	170
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | NSP Maritime Link Inc. [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Public Utilities, Property, Plant and Equipment, Transmission and Distribution | $	$ 1,560
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Labrador-Island Link Limited Partnership [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	49.50%
Public Utilities, Property, Plant and Equipment, Transmission and Distribution | $	$ 3,700
TECO Energy Inc Parent [Member] | New Mexico Gas Company [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Customers	530,000
TECO Energy Inc Parent [Member] | Peoples Gas System Division [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Customers	392,000
TECO Energy Inc Parent [Member] | Tampa Electric Division [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Customers	764,000